INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interests in Other Entities [Abstract]
Investments in private companies, measured at FVTOCI	$ 212	$ 128
Investments, associates and joint ventures	1,079	487
Total investments	$ 1,291	$ 615